Consolidated statements of comprehensive income - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Consolidated statements of comprehensive income
Net income	€ 314,637,000	€ 1,055,159,000	€ 642,395,000	€ 1,384,868,000
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	(139,818,000)	394,286,000	129,923,000	129,245,000
Gain (loss) related to cash flow hedges	(12,191,000)	5,186,000	(13,487,000)	13,020,000
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	(2,743,000)	1,496,000	(3,169,000)	3,714,000
Other comprehensive income	(149,266,000)	397,976,000	119,605,000	138,551,000
Total comprehensive income	165,371,000	(1,453,135,000)	762,000,000	1,523,419,000
Comprehensive income attributable to noncontrolling interests	(45,552,000)	112,958,000	123,556,000	138,734,000
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	€ 119,819,000	€ (1,340,177,000)	€ 638,444,000	€ 1,384,685,000